GoodWill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Schedule of goodwill
	As of December 31,
	2019	2020
	RMB	RMB
Beginning Balance	1,419,018	1,533,485
Acquisitions	114,467	-
Ending Balance	1,533,485	1,533,485